Stock Incentive Plans	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Stock Incentive Plans
Stock Incentive Plans
Employee Incentives
CSC has two stock incentive plans which authorize the issuance of stock options, restricted stock units (“RSU”) and restricted stock awards to the Computer Sciences GS Business employees upon terms approved by Parent’s Compensation Committee of the Board of Directors. Parent issues authorized but previously unissued shares upon the exercise of stock options, the granting of restricted stock and the settlement of RSUs. As of October 2, 2015, 13,516,470 shares of CSC common stock were available for the grant of future stock options, restricted stock units or other stock-based incentives to employees of CSC and the Computer Sciences GS Business.
For the three and six months ended October 2, 2015 and October 3, 2014, the Computer Sciences GS Business recognized stock-based compensation expense as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Cost of services	$2,120	$1,333	$752	$3,655
Selling, general and administrative expenses	2,788	2,523	3,357	4,905
Total	$4,908	$3,856	$4,109	$8,560
Total, net of tax	$2,982	$2,343	$2,497	$5,201

The stock-based compensation listed above included the Computer Sciences GS Business’s share of Parent’s corporate and non-employee director grants for the three months ended October 2, 2015 and October 3, 2014 of $2,389 and $2,351, respectively. Stock-based compensation for the second quarter of fiscal 2016 increased $1,052 when compared to the second quarter of fiscal 2015, due to higher forfeitures in the second quarter of fiscal 2015 that did not recur in fiscal 2016.
The stock-based compensation listed above included the Computer Sciences GS Business’s share of Parent’s corporate and non-employee director grants for the six months ended October 2, 2015 and October 3, 2014 which was $2,984 and $4,428, respectively. The decrease in stock-based compensation was due to current quarter employee terminations, forfeitures as of the annual vesting date which occurs during the first quarter, and changes in the assumed forfeiture rate.
The Computer Sciences GS Business uses the Black-Scholes-Merton model in determining the fair value of options granted. The weighted-average grant date fair values of stock options granted during the six months ended October 2, 2015 and October 3, 2014 was $19.59 and $18.15 per share, respectively. In calculating the compensation expense for its stock incentive plans, the following weighted-average assumptions were used:

	Six Months Ended
	October 2, 2015	October 3, 2014
Risk-free interest rate	1.77%	2.03%
Expected volatility	31.72%	33.09%
Expected term (in years)	6.04	5.99
Dividend yield	1.39%	1.50%

For the six months ended October 2, 2015 and October 3, 2014, the Computer Sciences GS Business’s tax benefit realized for deductions from exercising stock options was $1,805 and $3,760, respectively.
Stock Options

The standard vesting schedule for stock options is one-third of the total stock option award on each of the first three anniversaries of the grant date. Stock options are generally exercisable for a term of ten years from the grant date. Information concerning stock options granted under the stock incentive plans is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at April 3, 2015	806,761	$47.18	6.13	$14,682
Granted	175,680	68.43
Net transfers*	(10,412)	49.64
Exercised	(75,126)	41.19
Canceled/Forfeited	(17,063)	60.63
Expired	(2,827)	53.62
Outstanding as of October 2, 2015	877,013	51.63	6.42	10,477
Vested and expected to vest in the future as of October 2, 2015	845,288	51.15	6.55	10,414
Exercisable as of October 2, 2015	521,259	45.19	5.12	8,974
*Represents option activity associated with employees who transferred between CSC and the Computer Sciences GS Business.

The intrinsic value of options exercised during the six months ended October 2, 2015 and October 3, 2014 was $1,896 and $7,346, respectively. The cash received from stock options exercised during the six months ended October 2, 2015 and October 3, 2014 was $3,095 and $18,662, respectively.
As of October 2, 2015, unrecognized compensation expense related to unvested stock options totaled $4,939, net of expected forfeitures. This cost is expected to be recognized over a weighted-average period of 2.13 years.
Restricted Stock Units

Information concerning RSUs granted under stock incentive plans is as follows:

	Number of Option Shares	Weighted Average Fair Value
Outstanding as of April 3, 2015	289,508	$46.99
Granted	84,150	67.48
Net transfers*	(191)	52.24
Released/Issued	(39,974)	39.72
Canceled/Forfeited	(22,350)	47.06
Outstanding as of October 2, 2015	311,143	53.53

*Represents award activity associated with employees who transferred between CSC and the Computer Sciences GS Business.

As of October 2, 2015, total unrecognized compensation expense related to unvested restricted stock units totaled $8,877, net of expected forfeitures. This cost is expected to be recognized over a weighted-average period of 2.06 years.

Stock incentive plans
Employee Incentives
CSC has two stock incentive plans which authorize the issuance of stock options, restricted stock units (“RSU”), and restricted stock awards to the Computer Sciences GS Business employees upon terms approved by the Parent’s Compensation Committee of the Board of Directors. The Parent issues authorized but previously unissued shares upon the exercise of stock options, the granting of restricted stock and the settlement of RSUs. As of April 3, 2015, 15,959,036 shares of CSC common stock were available for the grant of future stock options, restricted stock units or other stock-based incentives to employees of CSC and the Computer Sciences GS Business.
The Computer Sciences GS Business recognized stock-based compensation expense for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Cost of services	$7,317	$7,348	$4,685
Selling, general and administrative expenses	10,301	10,321	5,509
Total	$17,618	$17,669	$10,194
Total, net of tax	$10,705	$10,732	$6,208

The stock-based compensation listed above included the Computer Sciences GS Business’s share of the Parent’s corporate and non-employee director grants for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 of $9,496, $9,411 and $5,154.
The Computer Sciences GS Business uses the Black-Scholes-Merton model in determining the fair value of options granted. The expected term is calculated based on the Parent’s historical experience with respect to its stock plan activity in combination with an estimate of when vested and unexercised option shares will be exercised. The expected term of options is based on the two separate job tier classifications, which have distinct historical exercise behavior. The risk-free interest rate is based on the zero-coupon interest rate of U.S. government-issued Treasury strips with a period commensurate with the expected term of the options. Expected volatility is based on a blended approach, which uses a two-thirds weighting for historical volatility and one-third weighting for implied volatility. Historical volatility calculation is based on either the Parent’s six-year or seven-year historical closing prices based on employee class, in order to bring this factor more closely into alignment with the expected terms of the stock options. The dividend yield assumption was added concurrent with the introduction of a cash dividend in fiscal 2011 and is based on the respective fiscal year dividend payouts. The Parent periodically evaluates its significant assumptions used in the fair value calculation.
The $7,475 increase in the stock-based compensation expenses for fiscal 2014 as compared to the prior year was primarily due to adjustments for actual and expected achievement of the specified performance criteria for certain performance based RSUs, and due to an increased number of RSUs granted during fiscal 2014 at a higher CSC stock price.
Forfeitures are estimated based on historical experience and adjustments are made annually to reflect actual forfeiture experience.
The weighted-average grant date fair values of stock options granted during the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $18.13, $12.74 and $6.96 per share, respectively. In calculating the compensation expense for its stock incentive plans, the following weighted-average assumptions were used:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Risk-free interest rate	2.03%	1.22%	1.03%
Expected volatility	32.94%	34.06%	36.54%
Expected term (in years)	6.03	6.05	6.06
Dividend yield	1.50%	1.72%	2.86%

During the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, the Computer Sciences GS Business’s tax benefit realized for deductions from exercising stock options was $5,598, $3,863 and $750, respectively.
Stock Options
The standard vesting schedule for stock options is one-third vesting on each of the first, second, and third anniversaries of the grant date. These stock options generally have a contractual term of ten years. Information concerning stock options granted under stock incentive plan to employees of the Business during the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013, follows:

	Number of Option Shares (in shares)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of March 30, 2012	2,252,583	$46.34	3.76	$34
Granted	399,288	26.48
Exercised	(216,532)	40.55
Canceled/Forfeited	(146,499)	34.61
Expired	(204,643)	47.54
Outstanding as of March 29, 2013	2,084,197	43.85	3.56	14,239
Granted	359,671	44.87
Exercised	(811,737)	44.63
Canceled/Forfeited	(185,732)	34.38
Expired	(126,271)	52.41
Outstanding as of March 28, 2014	1,320,128	44.15	4.61	21,301
Granted	181,213	61.11
Exercised	(611,595)	45.46
Canceled/Forfeited	(73,851)	41.76
Expired	(9,134)	44.70
Outstanding as of April 3, 2015	806,761	47.18	6.13	14,682
Vested and expected to vest in the future as of April 3, 2015	806,761	47.18	6.13	14,682
Exercisable as of April 3, 2015	445,051	44.38	4.19	9,348

	As of
	April 3, 2015
	Options Outstanding			Options Exercisable
Range of Option Exercise Price (per share)	Number Outstanding (in shares)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price (per share)	Number Exercisable (in shares)	Weighted Average Exercise Price (per share)
$25.46-44.65	410,143	6.42	$39.06	233,941	$37.73
44.89-60.90	369,546	5.57	55.06	211,110	51.74
61.93-63.06	27,072	9.42	62.55	—	—
	806,761	6.13	$47.18	445,051	$44.38

The intrinsic value of options exercised during the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 totaled $11,015, $8,736 and $1,150, respectively. The total intrinsic value of stock options is based on the difference between the fair market value of the CSC’s common stock less the applicable exercise price. The grant-date fair value of stock options vested during the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 totaled $933, $1,307 and $1,315, respectively. The cash received from stock options exercised during the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $27,317, $35,285 and $8,652, respectively.
As of April 3, 2015, unrecognized compensation expense related to unvested stock options totaled $3,610, net of expected forfeitures. This cost is expected to be recognized over a weighted-average period of 1.72 years.
Restricted Stock Units
RSUs consist of equity awards with the right to receive one share of common stock of CSC issued at a price of $0. Upon the settlement date, RSUs are settled in shares of CSC’s common stock and dividend equivalents. If, prior to the vesting of the RSU in full, the employee’s status as a full-time employee is terminated, then the RSU is automatically canceled on the employment termination date and any unvested shares are forfeited.
CSC grants RSUs with service- and performance-based vesting terms. Service-based RSUs generally vest over periods of three to five years. The number of performance-based RSUs that ultimately vest is dependent upon CSC’s achievement of certain specified performance criteria over a three-year period.
CSC grants performance-based restricted stock units (“PSUs”). PSUs, generally vest over period of three years. The number of performance-based RSUs that ultimately vest is dependent upon the Company’s achievement of certain specified financial performance criteria over a three-year period. Awards are settled for shares of CSC common stock and dividend equivalents upon the filing with the SEC of the Annual Report on Form 10-K for the last fiscal year of the performance period if the specified performance criteria is met. Beginning in fiscal 2013, PSU awards granted include the potential for accelerated vesting of 25% of the shares granted after the first and second fiscal years if certain company performance targets are met early. Compensation expense during the performance period is estimated at each reporting date using management's expectation of the probable achievement of the specified performance criteria and is adjusted to the extent the expected achievement changes. In the first quarter of fiscal 2015, shares were settled due to meeting the company performance targets in fiscal year 2014. The probable achievement was also increased to the maximum payout based on management's expectation of meeting the performance criteria resulting in additional expense recognized. In the table below, such awards are reflected at the number of shares originally granted.
Information concerning RSUs (including PSUs) granted under stock incentive plans to employees of the Computer Sciences GS Business during the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013 are as follows:

	Number	Weighted
	of Option	Average
	Shares	Fair Value
Outstanding as of March 30, 2012	239,726	$38.16
Granted	107,235	27.08
Released/Issued	(28,476)	44.84
Canceled/Forfeited	(69,508)	38.26
Outstanding as of March 29, 2013	248,977	32.60
Granted	173,706	45.80
Released/Issued	(31,459)	38.29
Canceled/Forfeited	(107,338)	35.96
Outstanding as of March 28, 2014	283,886	38.77
Granted	105,531	61.05
Released/Issued	(54,605)	36.04
Canceled/Forfeited	(45,304)	41.43
Outstanding as of April 3, 2015	289,508	46.99

As of April 3, 2015, total unrecognized compensation expense related to unvested restricted stock units totaled $7,826, net of expected forfeitures. This cost is expected to be recognized over a weighted-average period of 1.68 years.